Financial Debt	12 Months Ended
Dec. 31, 2023
Financial Debt
Financial Debt

17.Financial Debt

Financial debt consists of recoverable cash advances, and other loans. The related amounts as at December 31, 2023 and 2022, can be summarized as follows:

	As at December 31
(in EUR 000)	2023	2022
Recoverable cash advances - Non-current	8,373	8,126
Recoverable cash advances - Current	301	305
Total Recoverable cash advances	8,674	8,431
Other loan - Non-current	—	63
Other loan - Current	63	83
Total other loans	63	146
Non-current	8,373	8,189
Current	364	388
Total Financial Debt	8,737	8,577

17.1.   Financial debt related to recoverable cash advances

Recoverable cash advances received

As at December 31, 2023, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	7
First articles (6839)	2,160	2,160	561	11
Clinical trial (6840)	2,400	2,400	360	13
Activation chip improvements (7388)	1,467	1,467	66	18
Total	7,627	7,627	1,575	49

* Excluding interests

●	The Convention 6472 “Sleep apnea device” for a total amount of €1.6 million was signed in 2011. The total amount of the advance has been received before January 1, 2015. The Company has notified his intention to exploit the results of this project before 2015. At December 31, 2023, the Company repaid all fixed reimbursements amounting to €0.6 million (excluding interests). The turnover dependent reimbursement is based on 0.224% of the sales achieved by June 2037. The Company made a reimbursement of a variable part amounting to €7,000 for the year ended December 31, 2023.
●	The Convention 6839 “First Articles” for a total amount of €2.2 million was signed on December 5, 2012. As at December 31, 2023, the advance received amounted to €2.2 million. The turnover dependent reimbursement is based on 0.3% of the sales achieved by June 2037. The Company notified to the Region its decision about the exploitation of the results during 2017, therefore fixed reimbursement started in 2018. As at December 31, 2023, cumulated reimbursements amount to €0.6 million (excluding interests) out of which €79,000 was reimbursed in 2023 and €96,000 in 2022.
●	The Convention 6840 “Clinical Trial” for a total amount of €2.4 million was signed on December 6, 2012. As at December 31, 2023, the advance received amounted to €2.4 million. The turnover dependent reimbursement is based on 0.336% of the sales achieved by June 2029. The Company has notified to the Region its decision about the exploitation of the results in the course of 2018. As at December 31, 2023, cumulated fixed reimbursements amount to €360,000 (excluding interests) out of which €163,000 was reimbursed in 2023 and €75,000 in 2022.
●	The Convention 7388 “Implant for Obstructive Sleep Apnea, “Activation Chip Improvements” for a total amount of €1.5 million was signed in December 2015. As at December 31, 2023, the advance received amounted to €1.5 million. The turnover dependent reimbursement is based on 0.45% of the sales achieved to June 2039. In 2019, the Company has notified to the Region its decision about the exploitation of the results. As at December 31, 2023, cumulated fixed reimbursements amount to €66,000 (excluding interests) out of which €40,000 was reimbursed in 2023 and €15,000 in 2022.

Evolution of the financial debt in the financial statements

The determination of the amount to be reimbursed to the Walloon Region under the signed agreements is subject to a degree of uncertainty as it depends on the amount of the future sales that the Company will generate or not in the future. To determine the fair value of those advances, management of the Company has considered the possible outcomes of the program currently benefiting from the support of the Walloon Region. Management has considered that the probability to have to reimburse the 30% non-revocable repayment has a probability of 100% to occur. The reimbursement of the variable part, the fair value of which is determined on the basis of the sales forecasts largely depends on external factors such as CE marking, social security programs, post-market studies and expected timing and level of sales.

The Management performed an initial recognition of the financial debt for the variable part using a discount rate of 12.5%.

The table below details the remaining undiscounted cash flows resulting from the reimbursement of the recoverable cash advances. The initial recognition of the liability reflects a reimbursement up to 2 times the amount of cash advance received.

	As at December 31
(in EUR 000)	2023	2022
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interests included)	(1,843)	(1,429)
Total Recoverable cash advances (undiscounted)	13,411	13,825

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at December 31
(in EUR 000)	2023	2022
Contract 6472	1,629	1,571
Contract 6839	2,290	2,214
Contract 6840	2,818	2,790
Contract 7388	1,937	1,856
Total recoverable cash advances	8,674	8,431
Non-current	8,373	8,126
Current	301	305
Total recoverable cash advances	8,674	8,431

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) and sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12-months are recorded under “Non-current” liabilities. Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2023	2022
As at January 1	8,431	8,127
Advances reimbursed (excluding interests)	(396)	(350)
Interests paid	(27)	(24)
Initial measurement and re-measurement	(324)	(247)
Discounting impact	990	925
As at December 31	8,674	8,431

The discounting impact is included and presented in the financial expenses and amounted to €1.0 million (2022: €0.9 million). The initial measurement and re-measurement are included in other operating income and amounted to €324,000 for the year ended December 31, 2023 (2022: €247,000).

A sensitivity analysis of the carrying amount of recoverable cash advances has been done to assess the impact of a change in assumptions. The Company tested reasonable sensitivity to changes in revenue projections of +/- 25% and in the discount rates of +/- 25%. The table hereunder details the sensitivity results:

Fair Value of Liabilities as of end of 2023 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	(25)%	0%	25%
(25)%	9,224	9,604	9,879
0%	8,234	8,674	8,997
25%	7,388	7,868	8,223

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8 % instead of 5.0 % while the one used for the variable part is 9.4 % instead of 12.5%.

An increase of 25% of revenue projections implies, if discount rates does not change, an increase of the expected liability as repayment of the liability is accelerated.

An increase of 25% of the discount rate decreases the expected liability if revenue projections remain unchanged.

17.2.   Other Loans

The Company has contracted a loan of €0.5 million on June 29, 2016 with a maturity of 8 years, repayable as from June 30, 2018 and bearing interest of 1.284 % p.a. The loan has a carrying amount of €63,000 at December 31, 2023 and €146,000 at December 31, 2022. The payments have been postponed for three months due to COVID-19 during 2021 so the maturity date of the loan has been extended until June 30, 2024. The total repayments for the year ended December 31, 2023, amounted to €83,000 (2022: €83,000).